UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 6/30/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of June 30, 2016 (Unaudited)

Deutsche GNMA Fund

	Principal Amount ($)	Value ($)
Government National Mortgage Association 88.3%
Government National Mortgage Association:
2.99%, with various maturities from 3/15/2042 until 6/15/2042	2,441,374	2,544,920
3.0%, with various maturities from 9/15/2042 until 5/20/2046 (a)	319,612,233	334,396,660
3.1%, with various maturities from 10/15/2041 until 2/15/2042	2,967,265	3,112,880
3.25%, with various maturities from 9/15/2042 until 11/15/2042	4,103,317	4,327,477
3.5%, with various maturities from 11/20/2041 until 6/20/2046 (a)	230,702,836	245,648,947
4.0%, with various maturities from 8/20/2030 until 5/20/2043	116,526,467	126,238,981
4.25%, with various maturities from 9/15/2040 until 10/15/2041	1,348,545	1,466,171
4.49%, 7/15/2041	574,593	635,000
4.5%, with various maturities from 6/20/2033 until 4/15/2046	95,520,947	104,978,946
4.55%, 1/15/2041	2,269,405	2,501,473
4.625%, with various maturities from 4/15/2041 until 5/15/2041	820,950	906,005
5.0%, with various maturities from 3/20/2029 until 7/20/2041	133,367,432	149,997,783
5.5%, with various maturities from 12/15/2025 until 6/15/2042	113,591,282	129,041,931
6.0%, with various maturities from 8/20/2023 until 11/15/2039	72,093,798	84,261,256
6.5%, with various maturities from 11/20/2032 until 3/20/2041	10,673,383	12,300,707
7.0%, with various maturities from 1/15/2036 until 6/20/2039	1,704,938	1,908,332
7.5%, with various maturities from 6/20/2022 until 8/20/2032	154,436	192,716
Total Government National Mortgage Association (Cost $1,177,948,515)		1,204,460,185
Collateralized Mortgage Obligations 20.5%
Federal Home Loan Mortgage Corp.:
"EA", Series 2530, Principal Only, Zero Coupon, 1/15/2032	574,496	529,959
"OH", Series 3382, Principal Only, Zero Coupon, 11/15/2037	486,465	460,936
"CO", Series 3820, Principal Only, Zero Coupon, 3/15/2041	1,645,708	1,640,120
"PT", Series 3586, 1.855% *, 2/15/2038	3,221,495	3,010,759
"YI", Series 3936, Interest Only, 3.0%, 6/15/2025	656,130	24,901
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025	7,368,135	423,323
"DI", Series 3952, Interest Only, 3.0%, 11/15/2025	1,335,708	81,842
"EI", Series 3953, Interest Only, 3.0%, 11/15/2025	1,529,118	83,897
"IO", Series 3974, Interest Only, 3.0%, 12/15/2025	1,501,814	101,487
"GI", Series 3985, Interest Only, 3.0%, 10/15/2026	826,783	56,935
"DI", Series 4010, Interest Only, 3.0%, 2/15/2027	1,202,647	99,662
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027	2,387,527	213,851
"EM", Series 4057, 3.0%, 6/15/2042	410,461	413,890
"CZ", Series 4113, 3.0%, 9/15/2042	2,905,884	2,969,876
"EI", Series 3749, Interest Only, 3.5%, 3/15/2025	2,860,376	167,955
"PZ", Series 4553, 3.5%, 2/15/2046	7,082,025	7,722,255
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041	7,990,633	806,515
"C25", Series 304, Interest Only, 4.0%, 10/15/2041	15,807,545	2,626,666
"C1", Series 329, Interest only, 4.0%, 12/15/2041	26,609,908	4,088,474
"TZ", Series 3982, 4.0%, 1/15/2042	2,502,272	2,915,156
"ZC", Series 4158, 4.0%, 1/15/2043	659,717	658,952
"UZ", Series 4339, 4.0%, 2/15/2054	4,347,014	4,603,877
"UA", Series 4298, 4.0%, 2/15/2054	4,457,023	4,549,101
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023	60,164	11
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038	9,122,448	646,618
"C32", Series 303, Interest Only, 4.5%, 12/15/2042	25,226,623	4,632,869
"C28", Series 303, Interest only, 4.5%, 1/15/2043	33,308,523	6,245,441
"57", Series 256, Interest Only, 5.0%, 3/15/2023	580,852	40,572
"SY", Series 3035, Interest Only, 5.658% **, 9/15/2035	1,091,788	156,455
"SP", Series 3016, Interest Only, 5.668% **, 8/15/2035	182,600	13,348
"IO", Series 2580, Interest Only, 6.0%, 3/15/2033	318,800	64,915
"MI", Series 3871, Interest Only, 6.0%, 4/15/2040	1,158,956	111,171
"IJ", Series 4472, Interest Only, 6.0%, 11/15/2043	11,270,046	2,464,522
"SG", Series 3033, Interest Only, 6.208% **, 9/15/2035	981,577	152,637
"SP", Series 4047, Interest Only, 6.208% **, 12/15/2037	7,282,539	868,454
"A", Series 172, Interest Only, 6.5%, 1/1/2024	107,800	16,809
"C22", Series 324, Interest Only, 6.5%, 4/15/2039	14,077,180	3,922,281
"SB", Series 2742, Interest Only, 6.558% **, 1/15/2019	850,237	47,333
"SN", Series 3175, Interest Only, 6.708% **, 6/15/2036	2,745,056	573,887
Federal National Mortgage Association:
"CO", Series 2013-117, Principal Only, Zero Coupon, 5/25/2033	4,044,159	3,746,857
"AY", Series 2013-6, 2.0%, 2/25/2043	1,244,000	1,134,438
"DI", Series 2011-136, Interest Only, 3.0%, 1/25/2026	1,358,852	61,367
"IB", Series 2013-35, Interest Only, 3.0%, 4/25/2033	12,081,962	1,912,510
"LA", Series 2013-30, 3.0%, 3/25/2043	2,015,000	2,068,735
"Z", Series 2013-44, 3.0%, 5/25/2043	3,099,336	3,116,423
"HI", Series 2010-123, Interest Only, 3.5%, 3/25/2024	1,609,879	33,104
"KI", Series 2011-72, Interest Only, 3.5%, 3/25/2025	2,115,933	35,604
''IO", Series 2012-146, Interest Only, 3.5%, 1/25/2043	8,202,141	1,226,656
"BI", Series 2011-42, Interest Only, 4.0%, 8/25/2025	662,087	18,460
"4", Series 406, Interest Only, 4.0%, 9/25/2040	5,933,567	866,637
"C2", Series 410, Interest Only, 4.0%, 4/25/2042	5,885,191	989,934
"ZM", Series 2012-63, 4.0%, 6/25/2042	1,251,816	1,341,451
"25", Series 351, Interest Only, 4.5%, 5/25/2019	558,946	24,660
"CZ", Series 2011-99, 4.5%, 10/25/2041	17,329,453	20,689,357
"21", Series 334, Interest Only, 5.0%, 3/25/2018	363,421	10,329
"20", Series 334, Interest Only, 5.0%, 3/25/2018	305,586	8,647
''23", Series 339, Interest Only, 5.0%, 6/25/2018	280,912	8,342
"27", Series 351, Interest Only, 5.0%, 4/25/2019	148,813	6,972
"26", Series 381, Interest Only, 5.0%, 12/25/2020	130,399	8,890
"IO", Series 2016-26, Interest Only, 5.0%, 5/25/2046	29,424,514	5,579,688
"KT", Series 2007-32, 5.5%, 4/25/2037	696,320	781,836
"UI", Series 2010-126, Interest only, 5.5%, 10/25/2040	13,283,209	2,443,158
"IO", Series 2014-70, Interest Only, 5.5%, 10/25/2044	15,263,232	3,460,426
"BI", Series 2015-97, Interest Only, 5.5%, 1/25/2046	13,197,058	2,378,354
"PJ", Series 2004-46, Interest Only, 5.547% **, 3/25/2034	2,442,311	368,521
"HS", Series 2009-87, Interest Only, 5.697% **, 11/25/2039	4,799,482	852,292
"WI", Series 2011-59, Interest Only, 6.0%, 5/25/2040	2,040,471	134,053
"PI", Series 2006-20, Interest Only, 6.227% **, 11/25/2030	9,879,592	1,461,299
"SA", Series 2005-17, Interest Only, 6.247% **, 3/25/2035	2,729,780	451,575
"SI", Series 2007-23, Interest Only, 6.317% **, 3/25/2037	2,068,132	376,145
"SJ", Series 2007-36, Interest Only, 6.317% **, 4/25/2037	1,485,760	262,314
"HI", Series 2010-2, Interest Only, 6.5%, 2/25/2040	1,519,669	444,536
Government National Mortgage Association:
"PO", Series 2007-18, Principal Only, Zero Coupon, 5/20/2035	783,077	653,868
"KO", Series 2013-38, Principal Only, Zero Coupon, 1/20/2043	2,325,858	1,557,886
"HS", Series 2009-121, Interest Only, 1.0% **, 2/20/2037	4,596,300	172,406
"GZ", Series 2015-64, 2.0%, 5/20/2045	4,984,527	4,020,546
"PB", Series 2012-90, 2.5%, 7/20/2042	4,000,000	3,843,480
"HX", Series 2012-91, 3.0%, 9/20/2040	9,266,311	9,572,204
"BZ", Series 2013-79, 3.0%, 5/20/2043	6,580,719	6,668,748
"LZ", Series 2013-180, 3.0%, 11/16/2043	12,641,589	13,142,298
"WZ", Series 2014-99, 3.0%, 7/16/2044	4,448,259	4,535,838
"MT", Series 2015-92, 3.0%, 1/20/2045	5,000,000	5,184,267
"PY", Series 2015-123, 3.0%, 9/20/2045	6,000,000	6,228,337
"LM", Series 2016-18, 3.0%, 2/20/2046	6,644,000	6,928,563
"AC", Series 2016-19, 3.0%, 2/20/2046	5,000,000	5,219,412
"AC", Series 2016-23, 3.0%, 2/20/2046	7,591,682	7,851,010
"PI", Series 2012-47, Interest Only, 3.5%, 12/20/2039	11,474,060	643,907
"AD", Series 2014-190, 3.5%, 8/20/2040	7,386,614	7,984,427
"JI", Series 2013-10, Interest only, 3.5%, 1/20/2043	14,025,749	2,139,516
"ID", Series 2013-70, Interest only, 3.5%, 5/20/2043	6,248,839	967,337
"MZ", Series 2014-27, 3.5%, 12/20/2043	3,580,385	3,978,640
"IP", Series 2015-50, Interest Only, 4.0%, 9/20/2040	30,883,192	2,868,733
"Z", Series 2014-4, 4.0%, 1/20/2044	6,059,441	6,896,176
"LZ", Series 2014-44, 4.0%, 3/16/2044	4,430,743	5,178,454
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044	7,550,610	731,202
"LI", Series 2009-104, Interest Only, 4.5%, 12/16/2018	812,034	30,959
"ZC", Series 2003-86, 4.5%, 10/20/2033	1,201,363	1,295,371
"TI", Series 2010-115, Interest Only, 4.5%, 10/20/2037	1,055,119	31,578
"CI", Series 2011-111, Interest Only, 4.5%, 11/20/2037	430,209	5,417
"PI", Series 2010-94, Interest Only, 4.5%, 12/20/2037	1,305,544	44,214
"CI", Series 2010-87, Interest Only, 4.5%, 11/20/2038	1,500,000	150,844
"IN", Series 2011-18, Interest Only, 4.5%, 5/20/2039	1,004,815	53,742
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039	5,971,903	707,835
"ZA", Series 2010-3, 4.5%, 1/20/2040	4,002,112	4,499,847
"Z", Series 2010-169, 4.5%, 12/20/2040	8,211,289	8,913,917
"ZV", Series 2011-73, 4.5%, 5/20/2041	15,077,881	16,992,095
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043	6,653,749	737,787
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044	4,659,131	569,859
"GZ", Series 2005-44, 5.0%, 7/20/2035	5,172,270	6,167,316
"IJ", Series 2010-41, Interest Only, 5.0%, 9/20/2038	349,820	14,207
"UZ", Series 2010-37, 5.0%, 3/20/2040	1,484,295	1,819,952
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	491,043	28,071
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	363,654	17,636
"PC", Series 2003-19, 5.5%, 3/16/2033	2,615,364	2,939,508
"PI", Series 2005-73, Interest Only, 5.5%, 12/20/2034	688,549	37,068
"Z", Series 2006-12, 5.5%, 3/20/2036	114,074	147,522
"HZ", Series 2009-43, 5.5%, 6/20/2039	2,433,359	2,988,700
"YI", Series 2010-147, Interest Only, 5.5%, 7/16/2039	303,838	22,682
"DZ", Series 2009-106, 5.5%, 11/20/2039	208,094	269,527
"IA", Series 2012-64, Interest Only, 5.5%, 5/16/2042	6,641,820	1,407,807
"SH", Series 2010-14, Interest Only, 5.558% **, 2/16/2040	13,072,929	2,200,750
"BS", Series 2011-93, Interest Only, 5.658% **, 7/16/2041	12,912,472	2,292,080
"SA", Series 2012-84, Interest Only, 5.852% **, 12/20/2038	8,563,633	798,738
"AV", Series 2010-14, Interest Only, 5.858% **, 2/16/2040	3,945,268	716,108
"ST", Series 2009-31, Interest Only, 5.902% **, 3/20/2039	368,246	47,260
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	379,353	76,922
"AI", Series 2007-38, Interest Only, 6.018% **, 6/16/2037	1,961,429	309,162
"QA", Series 2007-57, Interest Only, 6.052% **, 10/20/2037	1,665,250	302,073
"SL", Series 2009-100, Interest Only, 6.058% **, 5/16/2039	1,244,589	116,505
"SL", Series 2007-26, Interest Only, 6.358% **, 5/16/2037	3,937,496	798,418
"IP", Series 2009-118, Interest Only, 6.5%, 12/16/2039	595,888	131,683
"SB", Series 2014-81, 14.573% *, 6/20/2044	318,058	445,522
Total Collateralized Mortgage Obligations (Cost $267,077,043)		279,607,219
Government & Agency Obligations 6.1%
U.S. Treasury Obligations
U.S. Treasury Bills:
0.34% ***, 12/1/2016 (b)	658,000	657,203
0.345% ***, 8/11/2016 (b)	2,631,000	2,630,389
0.44% ***, 12/1/2016 (b)	105,000	104,873
U.S. Treasury Notes:
1.0%, 8/31/2016 (c)	10,000,000	10,011,580
1.0%, 6/30/2021	13,800,000	13,868,462
2.625%, 11/15/2020	53,000,000	56,784,518
Total Government & Agency Obligations (Cost $83,356,820)		84,057,025
	Contract Amount	Value ($)
Put Options Purchased 0.0%
Options on Mortgage-Backed Securities - TBAs
30 Year-GNSF, 3.5%, Expiration Date 8/11/2016, Strike Price $105.016 (Cost $116,484)	71,000,000	17,807
	Shares	Value ($)
Cash Equivalents 6.1%
Deutsche Central Cash Management Government Fund, 0.44% (d) (Cost $83,045,499)	83,045,499	83,045,499
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,611,544,361) †	121.0	1,651,187,735
Other Assets and Liabilities, Net	(21.0)	(286,856,559)
Net Assets	100.0	1,364,331,176

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2016.
**	These securities are shown at their current rate as of June 30, 2016.
***	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $1,611,826,900. At June 30, 2016, net unrealized appreciation for all securities based on tax cost was $39,360,835. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $51,119,850 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,759,015.
(a)	When-issued or delayed delivery security included.
(b)	At June 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	At June 30, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

GNSF: Government National Single Family
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At June 30, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

U.S. Treasury Long Bond	USD	9/21/2016	235	40,500,781	2,233,887

At June 30, 2016, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/21/2016	241	32,049,234	(26,844)
2 Year U.S. Treasury Note	USD	9/30/2016	784	171,953,251	(381,287)
Ultra 10 Year U.S. Treasury Note	USD	9/21/2016	161	23,453,172	(412,902)
Ultra Long U.S. Treasury Bond	USD	9/21/2016	394	73,431,750	(4,618,019)
Total unrealized depreciation					(5,439,052)

Currency Abbreviation
USD	United States Dollar

At June 30, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

11/12/2015 11/12/2045	36,500,000	Fixed — 2.761%	Floating — 3-Month LIBOR	(8,291,314)	(8,291,314)
6/15/2016 6/15/2046	36,700,000	Fixed — 2.5%	Floating — 3-Month LIBOR	(6,002,598)	(2,914,473)
9/16/2015 9/17/2017	65,000,000	Fixed — 1.0%	Floating — 3-Month LIBOR	(417,022)	(518,456)
12/16/2015 12/16/2025	48,686,231	Fixed — 2.5%	Floating — 3-Month LIBOR	(5,169,321)	(4,099,165)
9/16/2015 9/16/2045	45,900,000	Fixed — 3.0%	Floating — 3-Month LIBOR	(13,308,368)	(12,244,313)
12/16/2015 12/16/2045	10,000,000	Fixed — 2.5%	Floating — 3-Month LIBOR	(1,620,620)	(2,634,888)
6/15/2016 6/15/2026	52,800,000	Floating — 3-Month LIBOR	Fixed — 2.25%	4,458,279	1,587,323
6/17/2015 6/17/2045	82,445,096	Floating — 3-Month LIBOR	Fixed — 2.5%	13,240,936	13,169,285
12/16/2015 12/16/2045	34,862,825	Floating — 3-Month LIBOR	Fixed — 2.569%	6,239,205	6,239,205
Total net unrealized depreciation				(9,706,796)

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at June 30, 2016 is 0.65%.
At June 30, 2016, open total return swap contracts were as follows:

Bilateral Swaps
Expiration Date	Notional Amount ($)	Fixed Cash Flows Received	Pay/Receive Return of the Reference Index	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)

1/12/2041	10,227,119[1]	4.0%	Markit IOS. Index FN30.400.10	(250,770)	—	(250,770)
1/12/2041	10,227,119[2]	4.0%	Markit IOS. Index FN30.400.10	(250,770)	—	(250,770)
Total unrealized depreciation					(501,540)

Counterparties:
1	Credit Suisse
2	Goldman Sachs & Co.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities

The following is a summary of the inputs used as of June 30, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (e)
Government National Mortgage Association	$—	$1,204,460,185	$—	$1,204,460,185
Collateralized Mortgage Obligations	—	279,607,219	—	279,607,219
Government & Agency Obligations	—	84,057,025	—	84,057,025
Short-Term Investments	83,045,499	—	—	83,045,499
Derivatives (f)
Futures Contracts	2,233,887	—	—	2,233,887
Interest Rate Swap Contracts	—	20,995,813	—	20,995,813
Options Purchased	—	—	17,807	17,807
Total	$85,279,386	$1,589,120,242	$17,807	$1,674,417,435
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (f)
Futures Contracts	$(5,439,052)	$—	$—	$(5,439,052)
Interest Rate Swap Contracts	—	(30,702,609)	—	(30,702,609)
Total Return Swap Contracts	—	(501,540)	—	(501,540)
Total	$(5,439,052)	$(31,204,149)	$—	$(36,643,201)

There have been no transfers between fair value measurement levels during the period ended June 30, 2016.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, and total return swap contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Options
Interest Rate Contracts	$ (3,205,165)	$ (9,706,796)	$ (98,677)
Total Return Swap Contracts	—	$ (501,540)	—

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche GNMA Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2016